SCHEDULE OF BALANCE WITH RELATED PARTIES (Details) - Security matters limited [member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Other accounts payable	$ (152)	$ (38)
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Salary and related	(99)	(86)
Directors [member]
IfrsStatementLineItems [Line Items]
Salary and related	(82)	(11)
Shareholders [member]
IfrsStatementLineItems [Line Items]
Borrowings from related parties	(710)	(270)
Other accounts payable	(56)	(24)
Joint ventures [member]
IfrsStatementLineItems [Line Items]
Other receivables	59	74
Investment in subsidiary	221	147
Related parties [member]
IfrsStatementLineItems [Line Items]
Total	$ (667)	$ (170)